30. Segment information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net operating revenue	R$ 49,388	R$ 44,634	R$ 41,454
Extra
Disclosure of operating segments [line items]
Net operating revenue	15,792	16,110	16,776
Assaí
Disclosure of operating segments [line items]
Net operating revenue	22,899	18,440	14,487
Pão de Açúcar
Disclosure of operating segments [line items]
Net operating revenue	6,860	6,659	6,711
Proximidade
Disclosure of operating segments [line items]
Net operating revenue	1,182	1,085	1,131
Other business
Disclosure of operating segments [line items]
Net operating revenue	R$ 2,655	R$ 2,340	R$ 2,349